License Agreements - 2023 Lilly License (Details)					3 Months Ended	12 Months Ended
	Apr. 26, 2023 USD ($) $ / shares shares	Apr. 24, 2023 shares	Dec. 08, 2022 USD ($)	Mar. 22, 2022 payment	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) payment shares	Dec. 31, 2022 USD ($) shares
License Agreements
Value of issued call right						$ 1,541,000
Noncontrolling interest balance					$ 1,541,000	$ 1,541,000	$ 0
Percentage of annual increase in payment						10.00%
Number of development and regulatory milestone payments | payment				12
ZB17 LLC
License Agreements
Upfront cash payment	$ 5,800,000
Issuance of ordinary shares to settle research and development license consideration liability | shares	1,000,000
Fair value per share | $ / shares	$ 7.84
Amount payable upon receipt of certain know-how, data, information and materials	$ 5,000,000.0
Stone Peach Properties, LLC | Shares issuable upon exercise of Z33 Series Seed Preferred Shares Put Right
License Agreements
Percentage of the call options exercised		50.00%	50.00%
Stone Peach Properties, LLC | Class A Ordinary shares
License Agreements
Number of Shares Issued on Exercise of Call Option | shares		2,000,000
License agreement with Lilly
License Agreements
Upfront cash payment			$ 7,000,000.0
Issuance of ordinary shares to settle research and development license consideration liability | shares						33	550,000
Maximum amount of development and regulatory milestone payments							$ 155,000,000.0
Maximum amount of sales milestone payments							$ 440,000,000.0
Contingent payments due					$ 0	$ 0
License agreement with Lilly | BAFFX17, Ltd
License Agreements
Number of development and regulatory milestone payments | payment						4
Maximum amount of development and regulatory milestone payments						$ 155,000,000.0
Maximum amount of sales milestone payments						$ 440,000,000
Period for payment of milestone payment						12 years
Percentage of royalty fee					106.00%	3.00%
License agreement with Lilly | Accounts Payable and Accrued Liabilities | BAFFX17, Ltd
License Agreements
One-time milestone payment on achievement of conditions					$ 5,000,000.0	$ 5,000,000.0
Minimum value of closing of an issuance of equity for milestone payment						100,000,000.0
Minimum net proceeds from sale of assets for one-time milestone payment						$ 100,000,000.0
Minimum fully diluted shares outstanding for milestone payment | shares						52,500,000
Fully diluted shares exceeded the minimum limit for milestone payment | shares						52,500,000
License agreement with Lilly | Stone Peach Properties, LLC
License Agreements
One-time milestone payment on achievement of conditions						$ 25,000,000
Percentage of royalty fee						2.00%
One-time milestone payment						$ 4,500,000
Contingent payments due					0	$ 0
License agreement with Lilly | Stone Peach Properties, LLC | ZB17 LLC
License Agreements
Issued call right to purchase, percentage of fully-diluted equity	4.99%					4.99%
Value of issued call right	$ 1,000,000.0					$ 1,000,000.0
Expiry term from the date of regulatory approval milestone	1 year					1 year
Fair value of call right at grant date					1,500,000	$ 1,500,000
Annual amount of payment					$ 106,000,000	$ 600,000
Percentage of annual increase in payment						10.00%
License agreement with Lilly | Stone Peach Properties, LLC | Research and development | ZB17 LLC
License Agreements
Annual amount of payment						$ 600,000